PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Detail) - Schedule of Property, Plant, Equipment and Mineral Claim Assets (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Buildings	$ 558,885		$ 558,885		$ 558,885
Machinery and equipment	119,389		119,389		119,389
Vehicles	240,514		240,514		240,514
Total property, plant and equipment	918,788		918,788		918,788
Less: impairment expense(2)	(124,343)	[1]	(124,343)	[1]	(124,343)	[1]
Less: accumulated depreciation(3)	(183,293)	[2]	(159,233)	[2],[3]	(60,560)	[3]
Property, plant and equipment, net	611,152		635,212		733,885
Mining claims (1)	1,792,660	[4]	1,792,660	[4]	1,792,660	[4]
Asset retirement costs	4,828		4,828		4,904
Total mineral claim assets	1,797,488		1,797,488		1,797,564
Less: accumulated depletion(3)	0	[2]	0	[2],[3]	0	[3]
Mining claims, net	$ 1,797,488		$ 1,797,488		$ 1,797,564

[1]	Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
[2]	Depreciation expense totaled $24,060 and $26,185 for the three months ended March 31, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the three months ended March 31, 2013 and 2012, respectively
[3]	Depreciation expense totaled $137,544 and $60,560 for the years ended December 31, 2012 and 2011, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2012 and 2011, respectively
[4]	Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.